Share based compensation reserve - Non-Executive Director Restricted Share Awards (Details) € in Millions			1 Months Ended		3 Months Ended		9 Months Ended
	Jun. 14, 2019 USD ($) shares	Jun. 14, 2018 USD ($) shares	Aug. 31, 2019 shares	Jun. 30, 2019 shares	Sep. 30, 2019 EUR (€) shares	Sep. 30, 2018 EUR (€)	Sep. 30, 2019 EUR (€) shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 EUR (€)
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)					2,460		39,370	39,370
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							32,167	32,167
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)							173,293	173,293
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							85,315	85,315
Restricted shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other Equity Instruments Granted In Share-based Payment Arrangement, Per Director | $								$ 100,000
New awards granted in the period (in shares)	44,272	44,272
Liabilities From Share-based Payment Transactions, Shares	12,105
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $	$ 20.32	$ 18.07
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	32,167		9,375	9,375
Expense from share-based payment transactions with employees | €					€ 0.2	€ 0.2	€ 0.7		€ 0.7